Vanguard Total World Bond ETF Investment Objectives and Goals - ETF Prospectus [Member] - Vanguard Total World Bond ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Vanguard Total World Bond ETF (the “Fund”) seeks to track the performance of a broad, market-weighted index that measures the investment return of investment-grade U.S. bonds and investment-grade non-U.S. dollar-denominated bonds.